OPERATING SEGMENTS - Revenue From External Customers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,953	$ 6,372